Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents (Included $1,609 and $17,493 in the consolidated VIE that can be used only to settle obligations of the consolidated VIE as of December 31, 2022 and 2021, respectively.)	$ 1,119,933	$ 1,438,430	$ 2,597,848
Accounts receivable	4,017	2,826
Inventories	45,423	46,277	375,535
Prepaid taxes (Included $1,741 and $1,357 in the consolidated VIE that can be used only to settle obligations of the consolidated VIE as of December 31, 2022 and 2021, respectively.)	86,618	339,367	636,218
Prepayments and deposits	167,042	191,100	295,517
Total Current Assets	1,424,878	2,028,534	3,912,122
OTHER ASSETS
Property and equipment, net	160,480	142,149	215,799
Intangible assets, net	22,407	24,044	3,660
Operating right-of-use assets	41,593	81,133	237,718
Investment in marketable securities	21,504	16,687	89,001
Investment in non-marketable securities			1,500
Deferred offering costs	506,162	499,202	264,735
Deferred tax assets	4,177
Total other assets	756,323	763,215	812,413
TOTAL ASSETS	2,181,201	2,791,749	4,724,535
CURRENT LIABILITIES
Accounts payable	45,078	28,833	13,715
Customer deposits	343,943	363,018	279,689
Operating lease liabilities	42,443	82,708	157,094
Other payables and accrued liabilities ($1,090 and $1,548 are included in the consolidated VIE that are without recourse to the credit of Agape ATP Corporation as of December 31, 2022 and 2021, respectively.)	586,675	713,277	858,355
Other payable – related parties	1,124	4,880
Income tax payable	10,936	10,968	3,988
Total Current Liabilities	1,050,728	1,229,295	1,312,841
NON-CURRENT LIABILITIES
Operating lease liabilities			83,484
Deferred tax liabilities			15,574
Total Non-current Liabilities			99,058
TOTAL LIABILITIES	1,050,728	1,229,295	1,411,899
STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 200,000,000 shares authorized; None issued and outstanding
Common Stock, par value $0.0001; 1,000,000,000 shares authorized, 75,452,012 and 290,460,047 shares issued and outstanding as of December 31, 2022 and 2021, respectively.	7,545	7,545	29,046
Additional paid in capital	6,470,716	6,470,716	6,449,215
Accumulated deficit	(5,371,426)	(4,945,586)	(3,258,687)
Accumulated other comprehensive income	11,343	9,266	93,398
TOTAL AGAPE CORPORATION STOCKHOLDERS’ EQUITY	1,118,178	1,541,941	3,312,972
NON-CONTROLLING INTERESTS	12,295	20,513	(336)
TOTAL EQUITY	1,130,473	1,562,454	3,312,636
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	2,181,201	2,791,749	4,724,535
Related Party [Member]
CURRENT ASSETS
Amount due from related parties	1,845	10,534	7,004
CURRENT LIABILITIES
Accounts payable – related parties	$ 20,529	$ 25,611